UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2012

MFS® CHARTER

INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 111.0%
Aerospace - 1.4%
Bombardier, Inc., 7.5%, 2018 (n)		$2,115,000	$2,352,938
Bombardier, Inc., 7.75%, 2020 (n)		375,000	421,875
CPI International, Inc., 8%, 2018		840,000	789,600
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	505,000	504,975
Huntington Ingalls Industries, Inc., 7.125%, 2021		$1,865,000	2,018,863
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,495,000	1,592,175

			$7,680,426
Agricultural Products - 0.0%
Corporacion Azucarera del Peru S.A., 6.375%, 2022 (n)		$100,000	$103,500

Airlines - 0.0%
Continental Airlines, Inc., 7.25%, 2021		$198,384	$226,158

Apparel Manufacturers - 0.6%
Hanesbrands, Inc., 8%, 2016		$660,000	$735,900
Hanesbrands, Inc., 6.375%, 2020		390,000	423,150
Jones Group, Inc., 6.875%, 2019		455,000	450,450
Levi Strauss & Co., 6.875%, 2022		175,000	181,563
Phillips-Van Heusen Corp., 7.375%, 2020		1,305,000	1,461,600

			$3,252,663
Asset-Backed & Securitized - 6.3%
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019 (z)		$1,025,780	$892,429
Anthracite Ltd., “BFL”, CDO, FRN, 1.24%, 2037 (z)		3,000,000	2,985,000
Banc of America Commercial Mortgage, Inc., FRN, 5.92%, 2051		1,500,000	1,761,875
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041		180,612	180,769
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.84%, 2040 (z)		772,558	499,147
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049		1,605,000	1,606,258
Commercial Mortgage Pass-Through Certificates, FRN, 5.97%, 2046		230,000	243,390
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035		797,779	751,768
Credit Suisse Mortgage Capital Certificate, FRN, 5.866%, 2039		1,400,000	1,396,791
Crest Ltd., CDO, 7%, 2040 (a)(p)		2,337,974	116,899
First Union-Lehman Brothers Bank of America, FRN, 0.602%, 2035 (i)		13,919,055	230,861
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049		1,000,000	1,070,120
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.174%, 2051		6,000,000	6,379,584
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049		5,000,000	5,688,260
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.246%, 2051		185,000	39,110
Merrill Lynch Mortgage Trust, FRN, 6.041%, 2050		1,350,000	1,523,305
Multi Security Asset Trust, “A3”, CDO, 5%, 2035 (z)		746,410	752,008
Spirit Master Funding LLC, 5.05%, 2023 (z)		1,265,049	1,194,535
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.097%, 2051		7,250,000	8,437,797

			$35,749,906
Automotive - 2.9%
Accuride Corp., 9.5%, 2018		$1,935,000	$1,959,188
Allison Transmission, Inc., 7.125%, 2019 (n)		945,000	999,338
Automotores Gildemeister S.A., 8.25%, 2021 (n)		137,000	147,960
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		235,000	247,925
Ford Motor Co., 7.45%, 2031		800,000	988,000
Ford Motor Credit Co. LLC, 8%, 2014		485,000	537,442
Ford Motor Credit Co. LLC, 12%, 2015		4,290,000	5,341,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC, 8.125%, 2020	$345,000	$427,164
General Motors Financial Co., Inc., 4.75%, 2017 (z)	380,000	382,578
General Motors Financial Co., Inc., 6.75%, 2018	795,000	881,451
Goodyear Tire & Rubber Co., 8.25%, 2020	185,000	202,575
Goodyear Tire & Rubber Co., 7%, 2022	350,000	364,000
Jaguar Land Rover PLC, 7.75%, 2018 (n)	430,000	453,650
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,065,000	2,194,063
Lear Corp., 8.125%, 2020	1,071,000	1,204,875

		$16,331,259
Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$636,000	$709,140

Broadcasting - 3.5%
Allbritton Communications Co., 8%, 2018	$900,000	$969,750
AMC Networks, Inc., 7.75%, 2021	548,000	620,610
Clear Channel Communications, Inc., 9%, 2021	1,068,000	915,810
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020	1,115,000	1,081,550
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	50,000	47,750
Hughes Network Systems LLC, 7.625%, 2021	765,000	845,325
Inmarsat Finance PLC, 7.375%, 2017 (n)	790,000	859,125
Intelsat Bermuda Ltd., 11.25%, 2017	1,435,000	1,506,750
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	1,870,000	1,963,500
Intelsat Jackson Holdings Ltd., 11.25%, 2016	320,000	336,800
Liberty Media Corp., 8.5%, 2029	675,000	715,500
Liberty Media Corp., 8.25%, 2030	355,000	374,969
Local TV Finance LLC, 9.25%, 2015 (p)(z)	915,374	933,681
Newport Television LLC, 13%, 2017 (n)(p)	1,086,949	1,176,622
News America, Inc., 6.2%, 2034	325,000	391,487
Nexstar Broadcasting Group, Inc., 8.875%, 2017	320,000	344,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,425,000	1,585,313
Sinclair Broadcast Group, Inc., 8.375%, 2018	185,000	202,344
SIRIUS XM Radio, Inc., 13%, 2013 (n)	195,000	216,694
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	725,000	826,500
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	975,000	1,077,375
SIRIUS XM Radio, Inc., 5.25%, 2022 (z)	150,000	150,000
Townsquare Radio LLC, 9%, 2019 (z)	380,000	401,850
Univision Communications, Inc., 6.875%, 2019 (n)	730,000	753,725
Univision Communications, Inc., 7.875%, 2020 (n)	535,000	573,788
Univision Communications, Inc., 8.5%, 2021 (n)	710,000	718,875

		$19,589,693
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015	$785,000	$798,738
E*TRADE Financial Corp., 12.5%, 2017	1,815,000	2,071,369

		$2,870,107
Building - 1.9%
Building Materials Holding Corp., 6.875%, 2018 (n)	$985,000	$1,056,413
Building Materials Holding Corp., 7%, 2020 (n)	600,000	649,500
Building Materials Holding Corp., 6.75%, 2021 (n)	440,000	480,700
CEMEX Finance LLC, 9.5%, 2016 (n)	1,275,000	1,300,500
CEMEX S.A., 9.25%, 2020	525,000	511,875
HD Supply, Inc., 8.125%, 2019 (n)	495,000	537,075
Masonite International Corp., 8.25%, 2021 (n)	1,195,000	1,251,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Nortek, Inc., 8.5%, 2021		$1,375,000	$1,460,938
Odebrecht Finance Ltd., 5.125%, 2022 (n)		200,000	207,000
Odebrecht Finance Ltd., 7.125%, 2042 (n)		200,000	219,000
Owens Corning, 9%, 2019		1,880,000	2,367,606
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		355,000	379,850
USG Corp., 7.875%, 2020 (n)		480,000	510,600

			$10,932,820
Business Services - 1.3%
Ceridian Corp., 12.25%, 2015 (p)		$365,000	$361,350
Ceridian Corp., 8.875%, 2019 (z)		350,000	375,375
Fidelity National Information Services, Inc., 7.625%, 2017		320,000	352,000
Fidelity National Information Services, Inc., 5%, 2022		455,000	473,200
iGate Corp., 9%, 2016		1,448,000	1,567,460
Iron Mountain, Inc., 8.375%, 2021		1,360,000	1,502,800
Legend Acquisition Sub, Inc., 10.75%, 2020 (z)		440,000	434,500
SunGard Data Systems, Inc., 10.25%, 2015		915,000	936,731
SunGard Data Systems, Inc., 7.375%, 2018		1,065,000	1,131,563
Tencent Holdings Ltd., 3.375%, 2018 (z)		449,000	450,097

			$7,585,076
Cable TV - 3.3%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$270,000	$286,200
CCH II LLC, 13.5%, 2016		1,350,000	1,478,250
CCO Holdings LLC, 7.875%, 2018		1,995,000	2,164,575
CCO Holdings LLC, 8.125%, 2020		1,085,000	1,220,625
CCO Holdings LLC, 7.375%, 2020		250,000	277,500
Cequel Communications Holdings, 8.625%, 2017 (n)		990,000	1,063,013
CSC Holdings LLC, 8.5%, 2014		845,000	928,444
DIRECTV Holdings LLC, 5.2%, 2020		1,240,000	1,400,078
DISH DBS Corp., 6.75%, 2021		1,000,000	1,065,000
EchoStar Corp., 7.125%, 2016		450,000	495,000
Myriad International Holdings B.V., 6.375%, 2017 (n)		485,000	548,656
Nara Cable Funding Ltd., 8.875%, 2018 (z)		475,000	431,063
ONO Finance ll PLC, 10.875%, 2019 (n)		300,000	240,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	250,000	327,028
Time Warner Cable, Inc., 5%, 2020		$1,150,000	1,330,382
UPC Holding B.V., 9.875%, 2018 (n)		925,000	1,038,313
UPCB Finance III Ltd., 6.625%, 2020 (n)		1,104,000	1,167,480
Videotron Ltee, 5%, 2022		485,000	514,100
Virgin Media Finance PLC, 9.5%, 2016		164,000	183,270
Virgin Media Finance PLC, 8.375%, 2019		475,000	536,750
Virgin Media Finance PLC, 5.25%, 2022		820,000	858,950
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	635,000	876,576

			$18,431,253
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,335,000	$1,471,838
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,105,000	1,113,288
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		270,000	230,850
Huntsman International LLC, 8.625%, 2021		1,275,000	1,459,875
INEOS Finance PLC, 8.375%, 2019 (n)		800,000	842,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		940,000	885,950
LyondellBasell Industries N.V., 5%, 2019		270,000	286,200
LyondellBasell Industries N.V., 6%, 2021		1,185,000	1,350,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 12.5%, 2014	$1,206,000	$1,243,688
Momentive Performance Materials, Inc., 11.5%, 2016	978,000	596,580
Polypore International, Inc., 7.5%, 2017	920,000	989,000
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	414,000	470,102

		$10,940,271
Computer Software - 0.8%
Lawson Software, Inc., 11.5%, 2018 (n)	$1,235,000	$1,407,900
Lawson Software, Inc., 9.375%, 2019 (n)	145,000	156,963
Nuance Communications, Inc., 5.375%, 2020 (z)	430,000	439,675
Syniverse Holdings, Inc., 9.125%, 2019	1,290,000	1,393,200
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	355,000	385,175
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	580,000	684,400

		$4,467,313
Computer Software - Systems - 1.0%
Audatex North America, Inc., 6.75%, 2018 (n)	$485,000	$520,163
CDW LLC/CDW Finance Corp., 12.535%, 2017	475,000	509,438
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,300,000	1,423,500
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	1,380,000	1,524,900
IBM Corp., 4%, 2042	1,694,000	1,870,869

		$5,848,870
Conglomerates - 0.8%
Amsted Industries, Inc., 8.125%, 2018 (n)	$1,655,000	$1,787,400
Dynacast International LLC, 9.25%, 2019	890,000	934,500
Griffon Corp., 7.125%, 2018	1,635,000	1,714,706

		$4,436,606
Construction - 0.0%
Corporacion GEO S.A.B. de C.V., 8.875%, 2022 (n)	$200,000	$199,000

Consumer Products - 0.7%
Easton-Bell Sports, Inc., 9.75%, 2016	$560,000	$611,100
Elizabeth Arden, Inc., 7.375%, 2021	1,215,000	1,348,650
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	85,000	89,675
Jarden Corp., 7.5%, 2020	1,355,000	1,497,275
Libbey Glass, Inc., 6.875%, 2020 (n)	355,000	378,519

		$3,925,219
Consumer Services - 0.9%
Service Corp. International, 6.75%, 2015	$265,000	$289,513
Service Corp. International, 7%, 2017	4,030,000	4,594,200

		$4,883,713
Containers - 1.5%
Ardagh Packaging Finance PLC, 7.375%, 2017 (z)	$990,000	$1,060,538
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	1,645,000	1,710,800
Ball Corp., 5%, 2022	93,000	97,650
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)	390,000	407,550
Greif, Inc., 6.75%, 2017	855,000	929,813
Greif, Inc., 7.75%, 2019	1,000,000	1,145,000
Reynolds Group, 7.75%, 2016	495,000	517,275
Reynolds Group, 7.125%, 2019	1,135,000	1,222,963
Reynolds Group, 9.875%, 2019	410,000	433,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Reynolds Group, 8.25%, 2021	$880,000	$864,600

		$8,389,764
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$450,000	$491,703
Ducommun, Inc., 9.75%, 2018	644,000	673,785
ManTech International Corp., 7.25%, 2018	575,000	603,750
MOOG, Inc., 7.25%, 2018	575,000	610,938

		$2,380,176
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$600,000	$520,500
Avaya, Inc., 7%, 2019 (n)	190,000	173,850

		$694,350
Electronics - 0.7%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,480,000	$1,602,100
Nokia Corp., 5.375%, 2019	500,000	423,033
NXP B.V., 9.75%, 2018 (n)	418,000	477,565
Sensata Technologies B.V., 6.5%, 2019 (n)	1,130,000	1,192,150

		$3,694,848
Emerging Market Quasi-Sovereign - 4.0%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	$213,000	$232,170
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	658,000	662,113
Bank of Ceylon, 6.875%, 2017 (n)	200,000	208,000
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (n)	509,000	571,353
CEZ A.S., 4.25%, 2022 (n)	814,000	865,022
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	454,000	487,385
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	201,000	233,511
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	897,000	997,881
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,184,000	1,329,040
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	221,000	243,100
Development Bank of Kazakhstan, 5.5%, 2015 (n)	205,000	221,400
Dolphin Energy Ltd., 5.5%, 2021 (n)	400,000	454,600
Ecopetrol S.A., 7.625%, 2019	594,000	766,260
Gaz Capital S.A., 9.25%, 2019	583,000	757,171
Gaz Capital S.A., 5.999%, 2021 (n)	1,344,000	1,523,841
Gaz Capital S.A., 4.95%, 2022 (n)	255,000	267,444
Georgian Oil & Gas Corp., 6.875%, 2017 (n)	200,000	202,000
JSC Georgian Railway, 7.75%, 2022 (n)	200,000	220,027
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	200,000	235,500
Majapahit Holding B.V., 7.25%, 2017 (n)	591,000	687,038
Majapahit Holding B.V., 8%, 2019 (n)	380,000	468,350
OJSC Russian Agricultural Bank, FRN, 5.298%, 2017 (n)	200,000	210,000
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	558,000	566,370
Pemex Project Funding Master Trust, 5.75%, 2018	642,000	741,510
Pertamina PT, 5.25%, 2021 (n)	256,000	278,400
Pertamina PT, 4.875%, 2022 (n)	272,000	290,360
Pertamina PT, 6%, 2042 (n)	318,000	343,440
Petrobras International Finance Co., 7.875%, 2019	1,361,000	1,687,535
Petrobras International Finance Co., 6.75%, 2041	481,000	597,899
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	729,125
Petroleos Mexicanos, 8%, 2019	1,101,000	1,434,053
Petroleos Mexicanos, 4.875%, 2022 (n)	774,000	866,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petroleos Mexicanos, 6.5%, 2041 (n)	$315,000	$389,025
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	200,000	222,621
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	721,000	894,040
Sberbank of Russia, 6.125%, 2022 (n)	703,000	768,941
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	279,000	299,691
Turkiye Halk Bankasi A.S., 4.875%, 2017 (n)	200,000	205,000
Turkiye Ihracat Kredi Bankasi A.S., 5.375%, 2016 (n)	200,000	212,500
Vnesheconombank, 6.025%, 2022 (n)	200,000	220,260

		$22,590,856
Emerging Market Sovereign - 3.8%
Dominican Republic, 7.5%, 2021 (n)	$548,000	$623,350
Government of Ukraine, 6.875%, 2015	500,000	475,625
Government of Ukraine, 9.25%, 2017 (n)	200,000	202,500
Republic of Argentina, 2.5%, to 2019, 3.75% to 2029, 5.25% to 2038	1,848,000	609,840
Republic of Colombia, 8.125%, 2024	664,000	996,000
Republic of Colombia, 6.125%, 2041	437,000	595,413
Republic of Guatemala, 5.75%, 2022 (n)	201,000	225,321
Republic of Indonesia, 11.625%, 2019 (n)	1,423,000	2,145,173
Republic of Indonesia, 4.875%, 2021 (n)	348,000	388,455
Republic of Indonesia, 7.75%, 2038 (n)	593,000	862,815
Republic of Latvia, 5.25%, 2017 (n)	200,000	215,760
Republic of Lithuania, 6.625%, 2022 (n)	752,000	893,000
Republic of Panama, 9.375%, 2029	1,062,000	1,826,640
Republic of Peru, 7.35%, 2025	355,000	518,300
Republic of Philippines, 5.5%, 2026	421,000	517,830
Republic of Philippines, 6.375%, 2034	848,000	1,150,100
Republic of Poland, 5%, 2022	181,000	208,150
Republic of Romania, 6.75%, 2022 (n)	1,030,000	1,117,550
Republic of Slovakia, 4.375%, 2022 (n)	1,375,000	1,425,270
Republic of South Africa, 5.5%, 2020	751,000	889,935
Republic of South Africa, 4.665%, 2024	783,000	879,896
Republic of South Africa, 6.25%, 2041	437,000	587,765
Republic of Sri Lanka, 6.25%, 2021 (n)	208,000	217,345
Republic of Turkey, 5.625%, 2021	362,000	419,920
Republic of Turkey, 6.25%, 2022	390,000	471,900
Republic of Turkey, 6%, 2041	200,000	235,500
Russian Federation, 4.5%, 2022 (n)	400,000	443,500
Russian Federation, 5.625%, 2042 (n)	200,000	236,250
United Mexican States, 3.625%, 2022	1,970,000	2,141,390

		$21,520,493
Energy - Independent - 5.3%
ATP Oil & Gas Corp., 11.875%, 2015 (a)	$520,000	$135,200
BreitBurn Energy Partners LP, 8.625%, 2020	330,000	354,750
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	410,000	418,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	435,000	464,363
Chaparral Energy, Inc., 7.625%, 2022 (n)	535,000	565,763
Chesapeake Energy Corp., 6.875%, 2020	625,000	648,438
Concho Resources, Inc., 8.625%, 2017	420,000	463,050
Concho Resources, Inc., 6.5%, 2022	875,000	945,000
Continental Resources, Inc., 8.25%, 2019	1,170,000	1,322,100
Denbury Resources, Inc., 8.25%, 2020	1,545,000	1,753,575
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,585,000	1,767,275
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	1,720,000	1,870,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
EXCO Resources, Inc., 7.5%, 2018	$1,020,000	$928,200
Harvest Operations Corp., 6.875%, 2017	1,380,000	1,476,600
Hess Corp., 8.125%, 2019	100,000	130,484
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	265,000	293,488
Laredo Petroleum, Inc., 9.5%, 2019	635,000	720,725
LINN Energy LLC, 6.5%, 2019 (n)	440,000	437,800
LINN Energy LLC, 8.625%, 2020	605,000	653,400
LINN Energy LLC, 7.75%, 2021	788,000	821,490
Newfield Exploration Co., 6.875%, 2020	1,615,000	1,764,388
OGX Austria GmbH, 8.375%, 2022 (n)	200,000	170,000
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	786,000	697,575
Pioneer Natural Resources Co., 6.875%, 2018	1,175,000	1,422,571
Pioneer Natural Resources Co., 7.5%, 2020	1,015,000	1,269,430
Plains Exploration & Production Co., 8.625%, 2019	1,180,000	1,336,350
QEP Resources, Inc., 6.875%, 2021	1,690,000	1,909,700
Range Resources Corp., 8%, 2019	1,045,000	1,154,725
Range Resources Corp., 5%, 2022	240,000	249,900
Samson Investment Co., 9.75%, 2020 (z)	195,000	200,850
SandRidge Energy, Inc., 8%, 2018 (n)	1,655,000	1,725,338
SM Energy Co., 6.5%, 2021	700,000	731,500
Talisman Energy, Inc., 7.75%, 2019	280,000	353,489
Whiting Petroleum Corp., 6.5%, 2018	820,000	882,525

		$30,038,742
Energy - Integrated - 0.5%
Husky Energy, Inc., 5.9%, 2014	$306,000	$332,434
Husky Energy, Inc., 7.25%, 2019	324,000	413,086
Listrindo Capital B.V., 6.95%, 2019 (n)	200,000	214,124
LUKOIL International Finance B.V., 6.656%, 2022	306,000	357,041
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,395,000	1,618,200

		$2,934,885
Engineering - Construction - 0.1%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$650,000	$646,750

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$1,460,000	$1,598,700
AMC Entertainment, Inc., 9.75%, 2020	1,095,000	1,209,975
Cedar Fair LP, 9.125%, 2018	450,000	510,750
Cinemark USA, Inc., 8.625%, 2019	1,460,000	1,635,200
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	333,000	371,295

		$5,325,920
Financial Institutions - 3.7%
Ally Financial, Inc., 5.5%, 2017	$2,775,000	$2,886,300
CIT Group, Inc., 5.25%, 2014 (n)	1,795,000	1,864,556
CIT Group, Inc., 7%, 2017 (n)	591,223	591,814
CIT Group, Inc., 5.25%, 2018	70,000	72,975
CIT Group, Inc., 6.625%, 2018 (n)	1,355,000	1,471,869
CIT Group, Inc., 5.5%, 2019 (n)	1,315,000	1,370,888
Credit Acceptance Corp., 9.125%, 2017	875,000	962,500
GMAC, Inc., 8%, 2031	135,000	159,638
Icahn Enterprises LP, 8%, 2018 (z)	177,000	188,505
Icahn Enterprises LP, 8%, 2018	1,844,000	1,963,860
International Lease Finance Corp., 4.875%, 2015	440,000	451,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
International Lease Finance Corp., 8.625%, 2015		$320,000	$358,800
International Lease Finance Corp., 7.125%, 2018 (n)		1,075,000	1,236,250
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		1,505,000	1,644,213
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)		25,000	27,500
PHH Corp., 9.25%, 2016		1,275,000	1,405,688
PHH Corp., 7.375%, 2019		535,000	552,388
SLM Corp., 8.45%, 2018		1,575,000	1,819,125
SLM Corp., 8%, 2020		1,385,000	1,568,513
SLM Corp., 7.25%, 2022		255,000	275,400

			$20,872,332
Food & Beverages - 1.6%
Anheuser-Busch InBev S.A., 6.875%, 2019		$1,300,000	$1,717,180
ARAMARK Corp., 8.5%, 2015		1,154,000	1,182,862
B&G Foods, Inc., 7.625%, 2018		1,305,000	1,415,109
Constellation Brands, Inc., 7.25%, 2016		1,020,000	1,162,800
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		218,000	235,450
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		320,000	305,600
Pinnacle Foods Finance LLC, 9.25%, 2015		749,000	768,661
Pinnacle Foods Finance LLC, 8.25%, 2017		190,000	201,400
TreeHouse Foods, Inc., 7.75%, 2018		1,045,000	1,139,050
Tyson Foods, Inc., 6.85%, 2016		912,000	1,039,680

			$9,167,792
Forest & Paper Products - 0.7%
Boise, Inc., 8%, 2020		$820,000	$906,100
Georgia-Pacific Corp., 8%, 2024		41,000	56,022
Graphic Packaging Holding Co., 7.875%, 2018		510,000	568,650
Millar Western Forest Products Ltd., 8.5%, 2021		120,000	87,600
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		300,000	313,500
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	560,000	771,283
Tembec Industries, Inc., 11.25%, 2018		$75,000	78,000
Tembec Industries, Inc., 11.25%, 2018 (n)		300,000	312,000
Xerium Technologies, Inc., 8.875%, 2018		815,000	707,013

			$3,800,168
Gaming & Lodging - 2.8%
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		$265,000	$261,356
Choice Hotels International, Inc., 5.75%, 2022		175,000	187,688
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		460,000	288
GWR Operating Partnership LLP, 10.875%, 2017		680,000	766,700
Harrah’s Operating Co., Inc., 11.25%, 2017		1,570,000	1,691,675
Host Hotels & Resorts, Inc., 9%, 2017		425,000	463,250
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)		185,000	197,719
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)		1,080,000	1,109,700
MGM Mirage, 10.375%, 2014		30,000	34,050
MGM Mirage, 6.625%, 2015		265,000	276,263
MGM Mirage, 7.5%, 2016		105,000	109,594
MGM Resorts International, 11.375%, 2018		2,620,000	3,019,550
MGM Resorts International, 9%, 2020		655,000	731,144
Penn National Gaming, Inc., 8.75%, 2019		1,640,000	1,830,650
Pinnacle Entertainment, Inc., 8.75%, 2020		345,000	378,638
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)		175,000	185,500
Seven Seas Cruises S. DE R.L., 9.125%, 2019		900,000	936,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		1,485,000	1,754,186

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016		$8,000	$8,929
Wyndham Worldwide Corp., 7.375%, 2020		405,000	486,230
Wynn Las Vegas LLC, 7.75%, 2020		1,165,000	1,301,888

			$15,730,998
Industrial - 0.7%
Altra Holdings, Inc., 8.125%, 2016		$313,000	$335,693
Dematic S.A., 8.75%, 2016 (z)		1,120,000	1,192,800
Hyva Global B.V., 8.625%, 2016 (n)		1,124,000	966,640
Mueller Water Products, Inc., 8.75%, 2020		516,000	575,340
Rexel S.A., 6.125%, 2019 (n)		520,000	533,000
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)		525,000	540,750

			$4,144,223
Insurance - 1.8%
American International Group, Inc., 4.875%, 2016		$1,480,000	$1,622,354
American International Group, Inc., 8.25%, 2018		665,000	838,974
American International Group, Inc., 8.175% to 2038, FRN to 2068		3,435,000	4,100,531
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,100,000	1,402,500
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		860,000	924,465
Unum Group, 7.125%, 2016		1,171,000	1,363,573

			$10,252,397
Insurance - Health - 0.1%
AMERIGROUP Corp., 7.5%, 2019		$420,000	$489,300

Insurance - Property & Casualty - 1.4%
Allstate Corp., 7.45%, 2019		$850,000	$1,111,996
AXIS Capital Holdings Ltd., 5.75%, 2014		1,013,000	1,089,904
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		1,635,000	2,284,913
XL Group PLC, 6.5% to 2017, FRN to 2049		1,695,000	1,544,569
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,190,000	1,252,475
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)		627,000	659,134

			$7,942,991
International Market Quasi-Sovereign - 1.4%
Commonwealth Bank of Australia, 2.9%, 2014 (n)		$1,780,000	$1,862,699
ING Bank N.V., 3.9%, 2014 (n)		1,390,000	1,457,027
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		1,900,000	1,885,625
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		588,000	629,895
KFW International Finance, Inc., 4.875%, 2019		1,000,000	1,219,600
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)		1,000,000	1,045,926

			$8,100,772
International Market Sovereign - 10.0%
Bonos y Obligaciones del Estado, 4%, 2015	EUR	526,000	$650,318
Commonwealth of Australia, 5.75%, 2021	AUD	1,028,000	1,290,499
Federal Republic of Germany, 3.75%, 2015	EUR	3,425,000	4,689,177
Federal Republic of Germany, 4.25%, 2018	EUR	392,000	596,649
Federal Republic of Germany, 6.25%, 2030	EUR	847,000	1,734,411
Government of Canada, 4.5%, 2015	CAD	747,000	825,053
Government of Canada, 4.25%, 2018	CAD	447,000	523,739
Government of Canada, 3.25%, 2021	CAD	338,000	386,268
Government of Canada, 5.75%, 2033	CAD	136,000	216,098
Government of Japan, 1.7%, 2017	JPY	383,600,000	5,234,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.1%, 2020	JPY	351,000,000	$4,672,485
Government of Japan, 2.1%, 2024	JPY	233,000,000	3,331,500
Government of Japan, 2.2%, 2027	JPY	375,000,000	5,343,986
Government of New Zealand, 6%, 2021	NZD	483,000	465,445
Government of Norway, 3.75%, 2021	NOK	2,065,000	411,372
Kingdom of Belgium, 5.5%, 2017	EUR	1,360,000	2,052,729
Kingdom of Denmark, 3%, 2021	DKK	2,538,000	499,327
Kingdom of Spain, 5.5%, 2017	EUR	240,000	297,495
Kingdom of Spain, 4.6%, 2019	EUR	390,000	441,474
Kingdom of Sweden, 5%, 2020	SEK	6,870,000	1,334,703
Kingdom of the Netherlands, 5.5%, 2028	EUR	454,000	822,600
Republic of Austria, 4.65%, 2018	EUR	823,000	1,229,999
Republic of Finland, 3.875%, 2017	EUR	264,000	385,986
Republic of France, 6%, 2025	EUR	388,000	673,672
Republic of France, 4.75%, 2035	EUR	1,370,000	2,211,778
Republic of Iceland, 4.875%, 2016 (n)		$1,646,000	1,715,955
Republic of Italy, 4.25%, 2015	EUR	1,702,000	2,191,640
Republic of Italy, 5.25%, 2017	EUR	3,255,000	4,192,644
Republic of Italy, 3.75%, 2021	EUR	650,000	723,844
United Kingdom Treasury, 8%, 2015	GBP	1,681,000	3,351,446
United Kingdom Treasury, 8%, 2021	GBP	953,000	2,354,120
United Kingdom Treasury, 4.25%, 2036	GBP	739,000	1,477,526

			$56,328,409
Machinery & Tools - 1.5%
Ashtead Capital, Inc., 6.5%, 2022 (z)		$235,000	$244,400
Case Corp., 7.25%, 2016		710,000	798,750
Case New Holland, Inc., 7.875%, 2017		2,235,000	2,626,125
CNH Capital LLC, 6.25%, 2016 (n)		280,000	303,800
H&E Equipment Services LLC, 7%, 2022 (z)		330,000	342,375
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)		770,000	808,500
RSC Equipment Rental, Inc., 8.25%, 2021		940,000	1,029,300
UR Financing Escrow Corp., 5.75%, 2018 (n)		1,000,000	1,057,500
UR Financing Escrow Corp., 7.625%, 2022 (n)		1,000,000	1,080,000

			$8,290,750
Major Banks - 2.3%
Bank of America Corp., 7.375%, 2014		$1,000,000	$1,091,244
Bank of America Corp., 5.65%, 2018		545,000	608,861
Bank of America Corp., 7.625%, 2019		370,000	451,857
BNP Paribas, FRN, 3.217%, 2014		1,216,000	1,237,709
Credit Suisse New York, 5.5%, 2014		1,000,000	1,067,109
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)		738,000	757,883
HSBC USA, Inc., 4.875%, 2020		460,000	488,446
JPMorgan Chase & Co., 6.3%, 2019		1,000,000	1,220,436
Morgan Stanley, 5.75%, 2016		397,000	422,552
Morgan Stanley, 6.625%, 2018		391,000	431,798
Morgan Stanley, 7.3%, 2019		830,000	936,176
Morgan Stanley, 5.625%, 2019		1,500,000	1,552,185
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)		530,000	416,050
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		350,000	294,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		2,085,000	1,959,900

			$12,936,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 4.0%
Biomet, Inc., 10%, 2017	$545,000	$576,678
Biomet, Inc., 11.625%, 2017	2,440,000	2,607,750
Biomet, Inc., 6.5%, 2020 (z)	260,000	269,750
Davita, Inc., 6.375%, 2018	2,180,000	2,327,150
Davita, Inc., 6.625%, 2020	575,000	613,813
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	765,581
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	495,000	529,031
HCA, Inc., 8.5%, 2019	3,095,000	3,489,613
HCA, Inc., 7.5%, 2022	1,190,000	1,323,875
HCA, Inc., 5.875%, 2022	330,000	351,038
HealthSouth Corp., 8.125%, 2020	1,825,000	2,005,219
Hologic, Inc., 6.25%, 2020 (z)	170,000	179,988
Hospira, Inc., 6.05%, 2017	655,000	755,176
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	635,000	605,631
McKesson Corp., 7.5%, 2019	110,000	142,443
Owens & Minor, Inc., 6.35%, 2016	970,000	1,061,727
Physio-Control International, Inc., 9.875%, 2019 (z)	555,000	599,400
Select Medical Corp., 7.625%, 2015	105,000	106,378
Teleflex, Inc., 6.875%, 2019	595,000	636,650
Tenet Healthcare Corp., 9.25%, 2015	605,000	676,088
Truven Health Analytics, Inc., 10.625%, 2020 (z)	250,000	266,875
Universal Health Services, Inc., 7%, 2018	1,055,000	1,139,400
Universal Hospital Services, Inc., 7.625%, 2020 (z)	585,000	615,713
Vanguard Health Systems, Inc., 0%, 2016	5,000	3,538
Vanguard Health Systems, Inc., 8%, 2018	405,000	425,250
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	515,000	513,713

		$22,587,468
Metals & Mining - 2.1%
AngloGold Ashanti Holdings Finance PLC, 5.375%, 2020	$535,000	$566,194
AngloGold Ashanti Holdings PLC, 5.125%, 2022	1,079,000	1,102,743
ArcelorMittal, 6.5%, 2014	520,000	541,860
Arch Coal, Inc., 7.25%, 2020	645,000	583,725
Cloud Peak Energy, Inc., 8.25%, 2017	2,255,000	2,446,675
Cloud Peak Energy, Inc., 8.5%, 2019	375,000	416,250
Consol Energy, Inc., 8%, 2017	1,425,000	1,535,438
Consol Energy, Inc., 8.25%, 2020	480,000	517,200
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	295,000	293,525
Peabody Energy Corp., 7.375%, 2016	1,070,000	1,195,725
Peabody Energy Corp., 6%, 2018 (n)	445,000	455,013
Peabody Energy Corp., 6.25%, 2021 (n)	445,000	452,788
Southern Copper Corp., 6.75%, 2040	553,000	642,929
Vale Overseas Ltd., 4.625%, 2020	490,000	513,859
Vale Overseas Ltd., 4.375%, 2022	500,000	512,440

		$11,776,364
Mortgage-Backed - 5.6%
Fannie Mae, 4.1%, 2013	$468,182	$474,633
Fannie Mae, 4.19%, 2013	392,606	400,304
Fannie Mae, 4.845%, 2013	132,839	134,544
Fannie Mae, 4.561%, 2014	224,442	234,807
Fannie Mae, 4.6%, 2014	405,785	422,022
Fannie Mae, 4.607%, 2014	440,064	457,837
Fannie Mae, 4.77%, 2014	315,189	332,149
Fannie Mae, 4.56%, 2015	170,809	182,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.665%, 2015	$138,611	$148,830
Fannie Mae, 4.7%, 2015	132,344	142,186
Fannie Mae, 4.74%, 2015	328,796	354,670
Fannie Mae, 4.78%, 2015	382,321	414,901
Fannie Mae, 4.815%, 2015	348,883	377,151
Fannie Mae, 4.87%, 2015	280,167	303,092
Fannie Mae, 4.89%, 2015	93,568	100,792
Fannie Mae, 4.907%, 2015	448,843	489,896
Fannie Mae, 6%, 2016 - 2037	2,061,824	2,278,122
Fannie Mae, 5.5%, 2019 - 2037	7,525,984	8,275,007
Fannie Mae, 4.88%, 2020	218,925	246,647
Fannie Mae, 3%, 2027	1,524,610	1,611,149
Fannie Mae, 6.5%, 2032 - 2033	487,641	564,317
Fannie Mae, 5%, 2035	1,429,834	1,566,930
Fannie Mae, TBA, 3.5%, 2042	2,200,000	2,332,344
Freddie Mac, 6%, 2034	229,867	257,533
Ginnie Mae, 5.5%, 2039	1,324,186	1,482,962
Ginnie Mae, 4.5%, 2041	1,624,500	1,808,951
Ginnie Mae, TBA, 3%, 2042	6,000,000	6,275,625

		$31,670,057
Natural Gas - Distribution - 0.4%
AmeriGas Finance LLC, 6.75%, 2020	$1,060,000	$1,128,900
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,065,000	1,043,700

		$2,172,600
Natural Gas - Pipeline - 2.0%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,095,000	$1,174,388
Crosstex Energy, Inc., 8.875%, 2018	1,705,000	1,820,088
El Paso Corp., 7%, 2017	1,395,000	1,595,618
El Paso Corp., 7.75%, 2032	1,481,000	1,743,673
Energy Transfer Equity LP, 7.5%, 2020	1,380,000	1,587,000
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,426,000	1,597,120
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	256,000	286,720
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	347,000	331,385
Spectra Energy Capital LLC, 8%, 2019	810,000	1,051,122

		$11,187,114
Network & Telecom - 1.7%
AT&T, Inc., 6.55%, 2039	$170,000	$228,186
AT&T, Inc., 5.35%, 2040	1,108,000	1,329,583
Centurylink, Inc., 7.65%, 2042	325,000	338,817
Cincinnati Bell, Inc., 8.25%, 2017	1,020,000	1,091,400
Citizens Communications Co., 9%, 2031	840,000	882,000
Eileme 2 AB, 11.625%, 2020 (n)	765,000	837,675
Frontier Communications Corp., 8.125%, 2018	1,065,000	1,184,813
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,075,000	1,143,263
Telefonica Emisiones S.A.U., 2.582%, 2013	995,000	995,995
Windstream Corp., 8.125%, 2018	380,000	404,700
Windstream Corp., 7.75%, 2020	1,090,000	1,144,500

		$9,580,932
Oil Services - 0.7%
Afren PLC, 11.5%, 2016 (n)	$200,000	$224,000
Afren PLC, 10.25%, 2019 (n)	212,000	233,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - continued
Chesapeake Energy Corp., 6.625%, 2019 (n)		$370,000	$355,200
Dresser-Rand Group, Inc., 6.5%, 2021		305,000	320,250
Edgen Murray Corp., 12.25%, 2015		1,195,000	1,269,688
Pioneer Energy Services Corp., 9.875%, 2018		630,000	681,975
Unit Corp., 6.625%, 2021		545,000	553,175
Unit Corp., 6.625%, 2021 (z)		340,000	345,100

			$3,982,588
Other Banks & Diversified Financials - 2.5%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$301,000	$323,575
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,400,000	1,361,710
Bancolombia S.A., 5.95%, 2021		819,000	902,948
BBVA Banco Continental S.A., 5%, 2022 (z)		146,000	150,015
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		900,000	951,750
BBVA Bancomer S.A. Texas, 6.75%, 2022 (n)		155,000	166,625
Capital One Financial Corp., 8.8%, 2019		320,000	415,508
Capital One Financial Corp., 10.25%, 2039		3,025,000	3,115,750
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,137,000	2,299,968
Grupo Aval Ltd., 5.25%, 2017 (n)		205,000	218,325
Itau Unibanco Holding S.A., 5.5%, 2022 (n)		1,183,000	1,204,886
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,440,000	1,393,108
Santander UK PLC, 8.963% to 2030, FRN to 2049		1,485,000	1,522,125

			$14,026,293
Pharmaceuticals - 0.7%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	651,000	$915,040
Endo Health Solutions, Inc., 7%, 2019		$60,000	64,800
Roche Holdings, Inc., 6%, 2019 (n)		1,000,000	1,264,280
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		810,000	854,550
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		540,000	558,900

			$3,657,570
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018		$440,000	$415,800

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)		$11,911	$11,286
Nielsen Finance LLC, 11.5%, 2016		354,000	396,480
Nielsen Finance LLC, 7.75%, 2018		645,000	725,625

			$1,133,391
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$360,000	$403,200

Real Estate - 1.2%
CB Richard Ellis Group, Inc., 11.625%, 2017		$400,000	$450,000
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		320,000	298,000
Entertainment Properties Trust, REIT, 7.75%, 2020		665,000	740,873
Entertainment Properties Trust, REIT, 5.75%, 2022		750,000	757,091
HRPT Properties Trust, REIT, 6.25%, 2016		1,053,000	1,139,492
Kennedy Wilson, Inc., 8.75%, 2019		300,000	318,750
MPT Operating Partnership LP, REIT, 6.875%, 2021		680,000	739,500
MPT Operating Partnership LP, REIT, 6.375%, 2022		495,000	522,225
Simon Property Group, Inc., REIT, 5.875%, 2017		756,000	890,484

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Simon Property Group, Inc., REIT, 10.35%, 2019	$660,000	$944,251

		$6,800,666
Retailers - 2.5%
Academy Ltd., 9.25%, 2019 (n)	$295,000	$323,025
Burlington Coat Factory Warehouse Corp., 10%, 2019	810,000	872,775
Dollar General Corp., 4.125%, 2017	827,000	860,080
Home Depot, Inc., 5.875%, 2036	509,000	677,712
J. Crew Group, Inc., 8.125%, 2019	455,000	476,044
Limited Brands, Inc., 6.9%, 2017	480,000	546,000
Limited Brands, Inc., 6.95%, 2033	670,000	666,650
Neiman Marcus Group, Inc., 10.375%, 2015	855,000	877,452
Pantry, Inc., 8.375%, 2020 (z)	385,000	397,994
QVC, Inc., 7.375%, 2020 (n)	485,000	540,421
Rite Aid Corp., 9.25%, 2020	780,000	801,450
Sally Beauty Holdings, Inc., 6.875%, 2019	465,000	519,638
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,725,000	1,867,313
Toys “R” Us, Inc., 10.75%, 2017	1,040,000	1,146,600
Wal-Mart Stores, Inc., 5.625%, 2041	2,500,000	3,379,105
Yankee Acquisition Corp., 8.5%, 2015	5,000	5,081
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	285,000	296,756

		$14,254,096
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$265,000	$289,513

Specialty Stores - 0.3%
Gymboree Corp., 9.125%, 2018	$125,000	$118,750
Michaels Stores, Inc., 11.375%, 2016	635,000	667,550
Michaels Stores, Inc., 7.75%, 2018	1,080,000	1,150,200

		$1,936,500
Steel - 0.0%
Evraz Group S.A., 7.4%, 2017 (n)	$200,000	$202,250

Supermarkets - 0.2%
Delhaize Group, 5.7%, 2040	$834,000	$682,606
SUPERVALU, Inc., 7.5%, 2014	275,000	264,000

		$946,606
Supranational - 0.6%
European Investment Bank, 5.125%, 2017	$2,593,000	$3,088,185

Telecommunications - Wireless - 2.5%
America Movil S.A.B. de C.V., 3.125%, 2022	$1,369,000	$1,403,272
Clearwire Corp., 12%, 2015 (n)	995,000	985,050
Cricket Communications, Inc., 7.75%, 2016	560,000	590,800
Cricket Communications, Inc., 7.75%, 2020	720,000	698,400
Crown Castle International Corp., 9%, 2015	1,475,000	1,594,844
Crown Castle International Corp., 7.75%, 2017 (n)	430,000	462,250
Crown Castle International Corp., 7.125%, 2019	1,005,000	1,092,938
Digicel Group Ltd., 8.25%, 2017 (n)	710,000	752,600
Digicel Group Ltd., 10.5%, 2018 (n)	350,000	378,000
MetroPCS Wireless, Inc., 7.875%, 2018	355,000	381,625
Sprint Capital Corp., 6.875%, 2028	1,315,000	1,190,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 2016	$1,005,000	$1,025,100
Sprint Nextel Corp., 8.375%, 2017	315,000	346,500
Sprint Nextel Corp., 9%, 2018 (n)	415,000	489,700
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,940,000	1,775,100
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,170,000	1,076,400

		$14,242,654
Telephone Services - 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$445,000	$483,938
Level 3 Financing, Inc., 9.375%, 2019	475,000	520,125
Level 3 Financing, Inc., 8.625%, 2020	1,200,000	1,284,000
Sable International Finance Ltd., 8.75%, 2020 (n)	200,000	220,500

		$2,508,563
Tobacco - 0.2%
Reynolds American, Inc., 6.75%, 2017	$1,040,000	$1,259,849

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019	$748,000	$691,900

Transportation - Services - 2.1%
ACL I Corp., 10.625%, 2016 (p)	$886,222	$842,677
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,155,000	1,217,081
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	239,767	228,977
Avis Budget Car Rental LLC, 8.25%, 2019	315,000	340,200
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	220,000	237,555
CEVA Group PLC, 8.375%, 2017 (n)	1,920,000	1,867,200
Commercial Barge Line Co., 12.5%, 2017	1,525,000	1,708,000
ERAC USA Finance Co., 6.375%, 2017 (n)	1,000,000	1,196,060
Navios Maritime Acquisition Corp., 8.625%, 2017	1,460,000	1,368,750
Navios Maritime Holdings, Inc., 8.875%, 2017	480,000	489,000
Swift Services Holdings, Inc., 10%, 2018	1,795,000	1,970,013
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	382,950

		$11,848,463
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$3,060,000	$3,761,894

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bonds, 6.25%, 2023 (f)	$1,800,000	$2,633,344
U.S. Treasury Bonds, 5.375%, 2031	286,200	421,608
U.S. Treasury Bonds, 4.5%, 2036	95,000	129,630
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	4,231,072
U.S. Treasury Notes, 3.125%, 2019	8,087,000	9,244,452

		$16,660,106
Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$1,965,000	$2,294,138
Atlantic Power Corp., 9%, 2018	620,000	647,900
Bruce Mansfield Unit, 6.85%, 2034	1,442,997	1,519,331
Calpine Corp., 8%, 2016 (n)	1,800,000	1,946,250
Calpine Corp., 7.875%, 2020 (n)	560,000	630,000
CenterPoint Energy, Inc., 6.5%, 2018	400,000	481,827
Covanta Holding Corp., 7.25%, 2020	905,000	1,010,068
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	515,000	587,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Edison Mission Energy, 7%, 2017	$610,000	$320,250
EDP Finance B.V., 6%, 2018 (n)	2,548,000	2,419,581
Energy Future Holdings Corp., 10%, 2020	1,125,000	1,240,313
Energy Future Holdings Corp., 10%, 2020	2,610,000	2,929,725
Energy Future Holdings Corp., 11.75%, 2022 (n)	550,000	585,750
GenOn Energy, Inc., 9.5%, 2018	15,000	16,538
GenOn Energy, Inc., 9.875%, 2020	1,515,000	1,660,819
NRG Energy, Inc., 7.375%, 2017	390,000	405,600
NRG Energy, Inc., 8.25%, 2020	750,000	808,125
System Energy Resources, Inc., 5.129%, 2014 (z)	684,519	676,517
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	630,000	507,150
Viridian Group FundCo II, 11.125%, 2017 (z)	410,000	392,575

		$21,079,557
Total Bonds		$626,600,294

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	380	$346,026
GMAC Capital Trust I, 8.125%	22,000	546,040
Total Preferred Stocks		$892,066

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$965,000	$948,113

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%	11,310	$403,767

Floating Rate Loans (g)(r) - 0.1%
Broadcasting - 0.0%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$52,111	$51,824

Financial Institutions - 0.0%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$63,660	$61,329

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2016	$70,200	$72,632
Dynegy Power LLC, Term Loan, 9.25%, 2016	105,299	110,038

		$182,670
Total Floating Rate Loans		$295,823

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$63,493

Printing & Publishing - 0.0%
American Media Operations, Inc. (a)	3,053	$16,150
Total Common Stocks		$79,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value (v)	35,828,044	$35,828,044
Total Investments		$665,047,750

Other Assets, Less Liabilities - (17.8)%		(100,630,494)
Net Assets - 100.0%		$564,417,256

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $138,974,080, representing 24.6% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$356,250	$346,026
American Media, Inc., 13.5%, 2018	12/22/10	12,073	11,286
Anthracite Ltd., “A”, CDO, FRN, 0.6%, 2019	1/15/10	780,981	892,429
Anthracite Ltd., “BFL”, CDO, FRN, 1.24%, 2037	12/09/10	2,744,961	2,985,000
Ardagh Packaging Finance PLC, 7.375%, 2017	7/20/12-7/23/12	1,048,675	1,060,538
Ashtead Capital, Inc., 6.5%, 2022	6/29/12	235,000	244,400
BBVA Banco Continental S.A., 5%, 2022	5/24/11	146,000	150,015
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.84%, 2040	3/01/06	772,558	499,147
Biomet, Inc., 6.5%, 2020	1/07/08-8/04/08	260,000	269,750
Ceridian Corp., 8.875%, 2019	2/16/12-7/26/11	350,000	375,375
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	394,097	407,550
Dematic S.A., 8.75%, 2016	4/19/11-10/21/11	1,117,523	1,192,800
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	85,000	89,675
General Motors Financial Co., Inc., 4.75%, 2017	11/18/10	380,000	382,578
H&E Equipment Services LLC, 7%, 2022	8/10/12	331,871	342,375
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	702,247	504,975
Hologic, Inc., 6.25%, 2020	7/19/12	170,000	179,988
Icahn Enterprises LP, 8%, 2018	3/12/12-5/24/12	186,529	188,505
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-8/30/12	1,110,822	1,109,700
Legend Acquisition Sub, Inc., 10.75%, 2020	8/17/12	434,273	434,500
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/16/11	903,005	933,681
Multi Security Asset Trust, “A3”, CDO, 5%, 2035	10/12/10	730,570	752,008
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	773,603	808,500
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	461,354	431,063

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Nuance Communications, Inc., 5.375%, 2020	8/14/12	$430,000	$439,675
Pantry, Inc., 8.375%, 2020	7/25/12	385,000	397,994
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	561,859	599,400
SIRIUS XM Radio, Inc., 5.25%, 2022	3/12/12-4/20/12	150,000	150,000
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	525,000	540,750
Samson Investment Co., 9.75%, 2020	8/20/12	201,323	200,850
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,264,808	1,194,535
System Energy Resources, Inc., 5.129%, 2014	4/16/04	684,519	676,517
Tencent Holdings Ltd., 3.375%, 2018	3/30/12	447,972	450,097
Townsquare Radio LLC, 9%, 2019	3/30/12	376,364	401,850
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-5/25/12	253,421	266,875
Unit Corp., 6.625%, 2021	5/11/11-3/05/12	335,788	345,100
Universal Hospital Services, Inc., 7.625%, 2020	5/04/11-3/21/12	585,000	615,713
Viridian Group FundCo II, 11.125%, 2017	3/01/12	397,549	392,575
Total Restricted Securities			$21,263,795
% of Net assets			3.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 8/31/12

Forward Foreign Currency Exchange Contracts at 8/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	MXN	Citibank N.A.	18,550,000	10/12/12	$1,403,157	$1,399,860	$3,297
BUY	NOK	Barclays Bank PLC	8,412	10/12/12	1,377	1,450	73

							$3,370

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Westpac Banking Corp.	1,140,143	10/12/12	$1,154,190	$1,173,892	$(19,702)
SELL	CAD	Merrill Lynch International Bank	1,953,400	10/12/12	1,907,300	1,980,066	(72,766)
SELL	DKK	Citibank N.A.	2,818,044	10/12/12	465,185	476,088	(10,903)
SELL	EUR	Barclays Bank PLC	865,120	10/12/12	1,069,345	1,088,573	(19,228)
SELL	EUR	Credit Suisse Group	535,000	10/12/12	670,174	673,185	(3,011)
SELL	EUR	Deutsche Bank AG	239,270	10/12/12	297,449	301,071	(3,622)
SELL	EUR	Goldman Sachs International	9,828,044	10/12/12	12,022,833	12,366,535	(343,702)
SELL	EUR	UBS AG	9,828,044	10/12/12	12,028,465	12,366,535	(338,070)
SELL	GBP	Barclays Bank PLC	2,278,977	10/12/12	3,536,767	3,618,194	(81,427)
SELL	GBP	Deutsche Bank AG	2,278,977	10/12/12	3,536,607	3,618,193	(81,586)
SELL	JPY	Citibank N.A.	719,953,585	10/12/12	9,064,400	9,198,081	(133,681)
SELL	JPY	Merrill Lynch International Bank	719,953,585	10/12/12	9,057,080	9,198,081	(141,001)
BUY	MXN	Citibank N.A.	18,531,000	10/12/12	1,407,300	1,398,426	(8,874)
SELL	NOK	Citibank N.A.	2,383,618	10/12/12	389,219	410,731	(21,512)
SELL	NZD	UBS AG	583,205	10/12/12	459,935	467,391	(7,456)
SELL	SEK	Credit Suisse Group	8,911,999	10/12/12	1,272,633	1,343,788	(71,155)

							$(1,357,696)

Futures Contracts Outstanding at 8/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 30 yr (Long)	USD	23	$3,482,344	December - 2012	$45,934

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	250	$33,429,688	December - 2012	$(250,875)

At August 31, 2012, the fund had liquid securities with an aggregate value of $250,168 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/12 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,013,300	$346,026	$16,150	$1,375,476
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	20,422,000	—	20,422,000
Non-U.S. Sovereign Debt	—	111,628,715	—	111,628,715
Corporate Bonds	—	348,831,787	—	348,831,787
Residential Mortgage-Backed Securities	—	32,602,594	—	32,602,594
Commercial Mortgage-Backed Securities	—	29,571,886	—	29,571,886
Asset-Backed Securities (including CDOs)	—	5,245,483	—	5,245,483
Foreign Bonds	—	79,245,942	—	79,245,942
Floating Rate Loans	—	295,823	—	295,823
Mutual Funds	35,828,044	—	—	35,828,044
Total Investments	$36,841,344	$628,190,256	$16,150	$665,047,750

Other Financial Instruments
Futures Contracts	$(204,941)	$—	$—	$(204,941)
Forward Foreign Currency Exchange Contracts	—	(1,354,326)	—	(1,354,326)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/11	$36,300
Change in unrealized appreciation (depreciation)	(20,150)
Balance as of 8/31/12	$16,150

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at August 31, 2012 is $(20,150).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$629,850,923
Gross unrealized appreciation	$44,350,081
Gross unrealized depreciation	(9,153,254)
Net unrealized appreciation (depreciation)	$35,196,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,776,160	124,710,614	(111,658,730)	35,828,044

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,271	$35,828,044

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2012, are as follows:

United States	65.5%
United Kingdom	4.0%
Japan	3.3%
Mexico	2.2%
Canada	2.1%
Italy	1.8%
Germany	1.7%
France	1.7%
Brazil	1.3%
Other Countries	16.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2012

*	Print name and title of each signing officer under his or her signature.